Allowance for Loan Losses - Impaired Loans - Average Recorded Investment and Interest Income Recognized (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Impaired loans, Average Recorded Investment, Total	$ 7,717	$ 9,420	$ 15,319
Impaired loans, Interest Income Recognized, Total	1,256	384	570
Commercial and Agriculture [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans, Average Recorded Investment, Total	2,036	1,519	3,316
Impaired loans, Interest Income Recognized, Total	40	54	104
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans, Average Recorded Investment, Total	1,847	2,738	5,720
Impaired loans, Interest Income Recognized, Total	862	139	200
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans, Average Recorded Investment, Total	1,039	1,946	2,767
Impaired loans, Interest Income Recognized, Total	83	32	40
Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans, Average Recorded Investment, Total	1,787	2,544	3,291
Impaired loans, Interest Income Recognized, Total	175	103	207
Real Estate Construction [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans, Average Recorded Investment, Total		16
Impaired loans, Interest Income Recognized, Total	1
Farm Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans, Average Recorded Investment, Total	1,006	653	219
Impaired loans, Interest Income Recognized, Total	95	56	19
Consumer and Other [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans, Average Recorded Investment, Total	$ 2	$ 4	$ 6